Accounts payable, accruals and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accounts payable, accruals and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2024	2023
	US$	US$

Accounts payable	13,701	10,541
Safeguarding liabilities	3,790,176	1,983,116
Accruals	5,870,005	5,424,194
Prefunding from remittance customers	44,259,266	35,584,882
Incentives received for credit card program	-	699,655
Prefunding from airtime customers	671,214	758,419
Current portion of finance lease liabilities	-	-
Cash received for the subscription of Convertible Promissory Note	-	1,056,765
Accrued interest	3,824,009	7,614,719
Tax payable	155,641	29,808
Other payables	535,904	826,132
	59,119,916	53,988,231

Schedule of convertible bonds

	December 31,
	2024	2023
	US$	US$

Convertible Bond E	-	10,000,000
Convertible Promissory Note	1,750,000	10,000,000
Total principal	1,750,000	10,000,000
Less: unamortized debt discount	-	-
Net carrying amount	1,750,000	10,000,000
Less: maturing within one year	-	(10,000,000)
Mature after one year	1,750,000	-

Schedule of assumptions used in determining the fair value convertible note

As of August 31, 2024, and December 31, 2024, the key assumptions used in the valuation were as follows:

Key Assumptions	August 31, 2024	December 31, 2024
Stock Price (USD)	6.28	1.80
Risk-Free Rate (%)	4.11	4.09
Volatility Rate (%)	36.86	47.23
Bond Yield (%)	15.55	13.90